Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Domestic and foreign components of income from operations before income taxes are shown below:

	Year Ended December 31,
(in Millions)	2020 (1)	2019	2018
Domestic	$(19.7)	$9.9	$39.2
Foreign	(2.3)	47.9	114.5
Total	$(22.0)	$57.8	$153.7
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes attributable to income from operations consisted of:

	Year Ended December 31,
(in Millions)	2020 (1)	2019	2018
Current:
Federal (2)	$(1.9)	$3.5	$11.8
Foreign	4.6	7.4	18.4
State	—	0.1	—
Total current	$2.7	$11.0	$30.2
Deferred:
Federal	$(0.9)	$1.2	$(0.1)
Foreign	(7.4)	(4.8)	(2.9)
State	(0.1)	0.2	(0.1)
Total deferred	(8.4)	(3.4)	(3.1)
Total	$(5.7)	$7.6	$27.1
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
2.The year ended December 31, 2018 include the one-time impacts of the of the Tax Act, primarily related to transition tax.

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate applicable to income from operations before income taxes was different from the statutory U.S. federal income tax rate due to the factors listed in the following table:

	Year Ended December 31,
(in Millions)	2020 (1)	2019	2018
U.S. Federal statutory rate	$(4.6)	$12.1	$32.2
Impacts of Tax Cuts and Jobs Act Enactment (2)	—	—	0.6
Foreign earnings subject to different tax rates	0.6	(3.6)	(3.8)
Foreign derived intangible income (3)	—	(1.1)	(1.7)
State and local income taxes, less federal income tax benefit	(0.1)	0.3	(0.1)
Tax on intercompany dividends and deemed dividends for tax purposes	0.1	4.4	4.1
Changes to unrecognized tax benefits	2.1	0.6	0.4
Other permanent items	(0.2)	(0.8)	(2.2)
Change in valuation allowance	0.3	0.3	2.2
Exchange gains and losses (3)	(5.9)	(1.8)	(4.0)
Withholding taxes net of credits	1.1	—	—
Other(4)	0.9	(2.8)	(0.6)
Total tax (benefit)/provision	$(5.7)	$7.6	$27.1
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
2.Includes the one-time impacts of the of the Tax Act, primarily related to transition tax.
3.Includes the impact of transaction gains or losses on net monetary assets for which no corresponding tax expense or benefit is realized and the tax provision for statutory taxable gains or losses in foreign jurisdictions for which there is no corresponding amount in income before taxes.
4.The year ended December 31, 2019 includes a $3.2 million tax benefit due to revisions to our tax liabilities upon completion of prior year tax returns.

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities were attributable to:

	December 31,
(in Millions)	2020 (1)	2019
Environmental and restructuring	$1.4	$1.3
Net operating loss carry-forwards	15.3	8.1
Other assets and reserves	5.1	5.1
Deferred tax assets	$21.8	$14.5
Valuation allowance, net	(3.6)	(4.1)
Deferred tax assets, net of valuation allowance	$18.2	$10.4
Property, plant and equipment, net	(10.2)	(8.9)
Other liabilities	(0.2)	—
Deferred tax liabilities	(10.4)	(8.9)
Net deferred tax assets	$7.8	$1.5

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in Millions)	2020	2019	2018
Balance at beginning of year	$2.4	$2.6	$7.5
Increases related to positions taken in the current year	0.7	0.9	0.6
Increases for tax positions on acquisitions	—	—	(0.7)
Decreases related to positions taken in prior years	—	—	(1.1)
Decreases related to lapse of statutes of limitations	(0.4)	(1.1)	(0.4)
Increase in unrecognized tax benefits due to foreign currency translation	—	—	(3.3)
Balance at end of year (1)	$2.7	$2.4	$2.6
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1.At December 31, 2020, 2019, and 2018 we recognized an offsetting non-current asset of $2.7 million, $2.5 million, and $3.2 million respectively, relating to specific uncertain tax positions presented above. We have recorded a $0.4 million indemnification liability at December 31, 2020 to FMC for assets where the offsetting uncertain tax position is with FMC.